Identifiable intangible assets (Details Narrative) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Identifiable Intangible Assets
Impairment of intangible assets addition					$ 609
Amortization of intangible assets			5		16	$ 20
Payment for license			212
Addtional impairment of intangible assets			372
Trade mark fee			566	€ 0.5
Proceeds from trademarks	$ 110	$ 98	$ 16		$ 98